SECURITIES AVAILABLE FOR SALE (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities [Abstract]
Proceeds from sales of securities available for sale	$ 5,415,008	$ 3,305,201	$ 14,264
Recognizing gross gains on sales of securities available for sale	$ 440,000